Prospectus Supplement

June 12, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated
June 12, 2013 to
the Morgan Stanley Institutional Fund, Inc.
Prospectus dated
April 30, 2013 of:

Global Franchise Portfolio

International Equity Portfolio
(collectively, the "Portfolios")

John S. Goodacre no longer manages the Portfolios. As a result, all references to Mr. Goodacre are hereby deleted from the Prospectus.

Please retain this supplement for future reference.

  MSIGLINSUP

Statement of Additional Information Supplement

June 12, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 12, 2013 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2013

John S. Goodacre no longer manages the Global Franchise and International Equity Portfolios. As a result, all references to Mr. Goodacre are hereby deleted from the Statement of Additional Information.

Please retain this supplement for future reference.